UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21148
Eaton Vance Insured New York Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	June 30, 2006

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund                                                                  as of June 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 161.8%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 3.2%
$1,950	Long Island Power Authority Electric System Revenue, 5.00%, 9/1/27	$1,969,168
4,260	Long Island Power Authority Electric System Revenue, 5.00%, 12/1/35	4,311,333
1,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	1,025,600
		$7,306,101
General Obligations — 4.6%
1,500	New York, 5.25%, 1/15/28	1,548,945
3,500	New York City, 5.25%, 8/15/26	3,636,955
3,075	New York City, 5.25%, 6/1/27	3,170,202
2,000	New York City, 5.25%, 1/15/33	2,060,720
		$10,416,822
Hospital — 1.1%
640	New York Dormitory Authority Revenue, (Lenox Hill Hospital), 5.50%, 7/1/30	647,981
1,750	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/34	1,768,952
		$2,416,933
Industrial Development Revenue — 3.0%
6,800	New York City Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	6,809,452
		$6,809,452
Insured-Electric Utilities — 4.1%
7,500	Long Island Power Authority, (AMBAC), 5.00%, 9/1/34	7,641,000
4,785	Long Island Power Authority, (FSA), 0.00%, 6/1/28	1,685,277
		$9,326,277
Insured-Escrowed/Prerefunded — 8.1%
3,050	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Escrowed to Maturity, (MBIA), 0.00%, 7/1/26	1,199,596
23,835	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Escrowed to Maturity, (MBIA), 0.00%, 7/1/28	8,448,077
26,070	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), Escrowed to Maturity, (MBIA), 0.00%, 7/1/29	8,755,610
		$18,403,283
Insured-General Obligations — 3.0%
1,750	New York Dormitory Authority, (School Districts Financing Program), (MBIA), 5.00%, 10/1/30	1,781,360

$2,700	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/26	$2,773,656
2,085	Sachem Central School District, Holbrook, (MBIA), 5.00%, 10/15/28	2,136,666
		$6,691,682
Insured-Health Care Miscellaneous — 0.7%
1,650	New York City Industrial Development Agency, (American National Red Cross), (AMBAC), 4.50%, 2/1/30	1,581,624
		$1,581,624
Insured-Hospital — 14.5%
15,500	New York City Health and Hospital Corp., (Health Systems), (AMBAC), 5.00%, 2/15/23	15,887,190
10,000	New York Dormitory Authority, (Hospital Surgery), (MBIA), 5.00%, 2/1/38	10,079,500
6,800	New York Dormitory Authority, (Maimonides Medical Center), (MBIA), 5.00%, 8/1/33	6,933,348
		$32,900,038
Insured-Other Revenue — 3.4%
5,535	New York City Cultural Resource, (American Museum of Natural History), (MBIA), 5.00%, 7/1/44	5,604,907
2,000	New York City Cultural Resource, (Wildlife Conservation Society), (FGIC), 5.00%, 2/1/34	2,036,820
		$7,641,727
Insured-Private Education — 28.7%
4,000	Madison County, IDA, (Colgate University), (MBIA), 5.00%, 7/1/39	4,061,400
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), 5.00%, 7/1/41	16,641,570
11,500	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	11,785,315
2,225	New York Dormitory Authority, (FIT Student Housing Corp.), (FGIC), 5.125%, 7/1/26	2,304,722
4,250	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/31	4,309,075
5,000	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	5,042,900
3,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/40	3,402,630
2,250	New York Dormitory Authority, (Rochester Institute of Technology) , (AMBAC), 4.50%, 7/1/26	2,193,480
13,585	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	14,070,256

$1,220	New York Dormitory Authority, (Rockefeller University), (MBIA), 4.75%, 7/1/37	$1,216,072
		$65,027,420
Insured-Public Education — 3.6%
1,000	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/25	1,079,780
7,000	New York Dormitory Authority, (University Educational Facility), (MBIA), 4.75%, 5/15/25	7,008,960
		$8,088,740
Insured-Solid Waste — 1.9%
1,790	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	908,103
1,240	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/22	598,796
1,090	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	501,651
1,490	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/24	652,292
3,735	Ulster County Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,554,768
		$4,215,610
Insured-Special Tax Revenue — 20.3%
15,560	Metropolitan Transportation Authority, Petroleum Tax Fund, (FSA), 5.00%, 11/15/32 (1)	15,817,985
7,250	New York City Transitional Finance Authority, (Future Tax), (MBIA), 5.00%, 5/1/31	7,373,468
4,000	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	3,882,640
4,335	New York Convention Center Development Corp., (AMBAC), 5.00%, 11/15/44	4,383,942
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	676,200
7,960	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	2,720,171
4,430	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	944,387
35,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	5,236,000
18,305	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	4,859,794
		$45,894,587

Insured-Transportation — 30.8%
$32,500	Metropolitan Transportation Authority, (FSA), 5.00%, 11/15/30	$33,101,575
11,500	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/33	11,741,615
24,600	Triborough Bridge and Tunnel Authority, (MBIA), 5.00%, 11/15/32	25,007,868
		$69,851,058
Insured-Water and Sewer — 11.0%
7,000	New York City Municipal Water Finance Authority, (AMBAC), 5.00%, 6/15/38	7,092,190
10,000	New York City Municipal Water Finance Authority, Water and Sewer, (MBIA), 5.125%, 6/15/34	10,218,400
7,500	Niagara Falls Public Water Authority and Sewer System, (MBIA), 5.00%, 7/15/34	7,626,225
		$24,936,815
Insured-Water Revenue — 2.8%
2,110	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/30	1,950,041
4,900	New York State Environmental Facilities Corp., (MBIA), 4.25%, 6/15/31	4,506,971
		$6,457,012
Lease Revenue/Certificates of Participation — 6.3%
4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	4,088,000
10,000	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	10,171,400
		$14,259,400
Private Education — 2.6%
1,055	Hempstead Industrial Development Agency, (Adelphi University), 4.50%, 10/1/24	1,000,129
150	Hempstead Industrial Development Agency, (Adelphi University), 5.00%, 10/1/35	150,485
1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	1,650,636
3,065	Rensselaer County Industrial Development Agency, (Rensselaer Polytech Institute), 5.125%, 8/1/27	3,112,814
		$5,914,064
Transportation — 6.5%
14,500	Port Authority of New York and New Jersey, 5.00%, 9/1/38	14,685,310
		$14,685,310

Water Revenue — 1.6%
$3,750	New York State Environmental Facilities Corp., 4.50%, 6/15/36	$3,580,725
		$3,580,725
Total Tax-Exempt Investments — 161.8% (identified cost $359,500,336)		$366,404,680
Other Assets, Less Liabilities — 1.2%		$2,659,030
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.0)%		$(142,545,180)
Net Assets Applicable to Common Shares — 100.0%		$226,518,530

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2006, 82.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 35.0% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at June 30, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/06	576 U.S. Treasury Bond	Short	$(61,364,054)	$(61,434,000)	$(69,946)

At June 30, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$359,455,058
Gross unrealized appreciation	$9,069,056
Gross unrealized depreciation	(2,119,434)
Net unrealized appreciation	$6,949,622

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	August 28, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	August 24, 2006